Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subordinated liabilities
Dated loan capital	£ 10,394	£ 15,288
Undated loan capital	2,169	2,775
Preference shares	159	1,356
Total subordinated liabilities	£ 12,722	£ 19,419